 						Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933

                                                                    May 22, 2015


                                 PIONEER FUNDS


SUPPLEMENT TO THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME, FOR:


    FUND                                         DATE OF PROSPECTUS
    Pioneer Bond Fund                            November 1, 2014
    Pioneer Disciplined Value Fund               December 31, 2014
    Pioneer Dynamic Credit Fund                  August 1, 2014
    Pioneer Equity Income Fund                   March 1, 2015
    Pioneer Floating Rate Fund                   March 1, 2015
    Pioneer Fund                                 May 1, 2015
    Pioneer Fundamental Growth Fund              August 1, 2014
    Pioneer Global High Yield Fund               March 1, 2015
    Pioneer High Yield Fund                      March 1, 2015
    Pioneer Multi-Asset Real Return Fund         March 1, 2015
    Pioneer Multi-Asset Ultrashort Income Fund   August 1, 2014
    Pioneer Strategic Income Fund                February 1, 2015


IMPORTANT NOTICE TO CLASS Z SHAREHOLDERS
As of the close of business on or about August 7, 2015 (the "Conversion Date"), all outstanding Class Z shares of the Pioneer funds will be converted to Class Y shares. Shareholders may continue to hold their Class Z shares until the Conversion Date. No sales charges will be assessed in connection with the conversion.

As of the Conversion Date, each fund's prospectus is revised by eliminating all references to Class Z shares.

In general, shareholders will not recognize a gain or loss for federal income tax purposes upon the conversion of shares.



                                                                   28626-00-0515
                                 (Copyright)2015 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC